Other Long-Term Liabilities (Details) - Schedule of Valuation of the Bonus Rights Liability	Sep. 30, 2024	Dec. 31, 2023
Risk-free interest rate [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	3	5.04
Expected life (in years) [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	2.58	0.29
Volatility [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	121	177.76
Weighted average fair value per bonus right [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	5	1